Consolidated Statement of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from (used in) operating activities [abstract]
Net income (loss)	€ (58,103)	€ (52,809)	€ (63,984)	[1]
Reconciliation of the net income (loss) and the cash generated from (used for) the operating activities
Depreciation and amortization, net	45,405	4,596	56,797
Employee benefits costs	365	437	216
Provisions for charges	839	4	604
Share-based compensation expense	4,249	2,617	2,475
Change in fair value of financial assets	1,372	(987)	577
Foreign exchange (gains) losses on financial assets	(912)	(1,136)	1,256
Change in accrued interests on financial assets	118	(55)	372
Gains (losses) on assets and other financial assets	0	(367)	(962)
Interest paid	0	312	341
Other profit or loss items with no cash effect	15	(1,185)	(254)
Operating cash flow before change in working capital	(6,652)	(48,573)	(2,562)
Change in working capital	(12,502)	(9,884)	(49,206)
Net cash generated from / (used in) operating activities	(19,154)	(58,457)	(51,767)
Cash flows from (used in) investing activities [abstract]
Acquisition of intangible assets	(587)	(401)	(10,375)
Acquisition of property and equipment, net	(535)	(929)	(907)
Purchase of non-current financial instruments	0	0	(3,000)
Disposal of property and equipment	0	7	9
Disposal of other assets	0	40	0
Acquisition of other assets	(1)	(1)	(59)
Disposal of non-current financial instruments	3,000	0	0
Interest received on financial assets	0	367	962
Net cash generated from / (used in) investing activities	1,877	(917)	(13,370)
Cash flows from (used in) financing activities [abstract]
Proceeds from the exercise / subscription of equity instruments	198	499	48
Proceeds from borrowings	0	28,700	1,360
Repayment of borrowings	(2,026)	(2,069)	(2,245)
Net interest paid	0	(312)	(341)
Net cash generated from / (used in) financing activities	(1,828)	26,818	(1,177)
Effect of the exchange rate changes	(428)	(483)	219
Net increase / (decrease) in cash and cash equivalents	(19,531)	(33,037)	(66,096)
Cash and cash equivalents at the beginning of the year	103,756	136,792	202,887
Cash and cash equivalents at the end of the year	84,225	103,756	136,792
Summary of changes in working capital [abstract]
Trade receivables and others (excluding rebates related to capital expenditures)	52,445	48,241	51,635
Trade receivables and others (excluding rebates related to capital expenditures), variance	(4,204)	3,394
Trade payables and others (excluding payables related to capital expenditures)	(20,911)	(28,573)	(29,519)
Trade payables and others (excluding payables related to capital expenditures), variance	(7,662)	(946)
Collaboration liabilities - current and non-current portion	(63,211)	(40,415)	(46,686)
Collaboration liabilities - current and non-current portion, variance	22,796	(6,271)
Deferred revenue - current and non-current portion	(14,481)	(37,913)	(43,973)
Deferred revenue - current and non-current portion, variance	(23,432)	(6,060)
Change in working capital	(46,158)	(58,660)	(68,543)
Change in working capital, variance	€ (12,502)	€ (9,884)	€ (49,206)

[1]	The 2020 comparatives has been restated to consider the impact of classifying the Lumoxiti business as discontinued operations in 2021. See note 2.v and 17 of our consolidated financial statements appearing elsewhere in this Annual Report.